UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
___________________________________
 (Name and address of agent for service)

(414) 765-5346
__________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

	Aptus Behavioral Momentum ETF
	Schedule of Investments
	January 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Accommodation and Food Services - 4.7%
14,603	Marriott International, Inc.	$2,151,606
	Administrative and Support and Waste Management and Remediation Services - 7.6%
21,524	Total System Services, Inc.	1,912,622
18,090	Waste Management, Inc.	1,599,699
		3,512,321
	Arts, Entertainment, and Recreation - 4.2%
25,934	Activision Blizzard, Inc.	1,922,487
	Finance and Insurance - 12.0%
14,863	Cboe Global Markets, Inc.	1,997,438
29,596	Morgan Stanley	1,673,654
24,819	SEI Investments Company	1,865,148
		5,536,240
	Information - 13.5%
11,503	ANSYS, Inc. (a)	1,859,460
9,290	Netflix, Inc. (a)	2,511,087
14,091	Red Hat, Inc. (a)	1,851,276
		6,221,823
	Manufacturing - 46.1% ♦
12,669	Albemarle Corporation	1,413,734
9,355	Apple, Inc.	1,566,308
6,165	Boeing Company	2,184,691
23,662	Cognex Corporation	1,475,799
12,909	Estée Lauder Companies	1,742,199
4,916	Intuitive Surgical, Inc. (a)	2,122,090
95,834	Marathon Oil Corporation	1,743,220
12,789	Packaging Corporation of America	1,606,682
12,406	PVH Corporation	1,923,922
19,592	Spirit AeroSystems Holdings, Inc.	2,005,437
18,991	Valero Energy Corporation	1,822,566
23,753	Xylem, Inc.	1,716,392
		21,323,040
	Professional, Scientific, and Technical Services - 4.1%
12,889	ServiceNow, Inc. (a)	1,918,785
	Retail Trade - 4.0%
16,005	Dollar Tree, Inc. (a)	1,840,575
	Transportation and Warehousing - 3.7%
12,861	Royal Caribbean Cruises, Ltd.	1,717,587
	TOTAL COMMON STOCKS (Cost $39,048,485)	46,144,464

	TOTAL INVESTMENTS (Cost $39,048,485) - 99.9%	46,144,464
	Other Assets in Excess of Liabilities - 0.1%	66,055
	NET ASSETS - 100.0%	$46,210,519

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

	The cost basis of investments for federal income tax purposes as of January 31, 2018 is as follows+:

	Cost of investments	$39,048,485
	Gross unrealized appreciation	7,367,353
	Gross unrealized depreciation	(271,374)
	Net unrealized appreciation	$7,095,979

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

	Aptus Fortified Value ETF
	Schedule of Investments
	January 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	Administrative and Support and Waste Management and Remediation Services - 8.0%
3,300	Alliance Data Systems Corporation	$846,978
12,496	Paychex, Inc.	852,852
442	Priceline Group, Inc. (a)	845,126
15,301	Robert Half International, Inc.	885,622
		3,430,578
	Construction - 1.7%
236	NVR, Inc. (a)	750,048
	Finance and Insurance - 4.0%
32,031	H&R Block, Inc.	850,103
41,386	Western Union Company	860,415
		1,710,518
	Health Care and Social Assistance - 3.9%
10,768	Davita Healthcare Partners, Inc. (a)	840,335
15,926	MEDNAX, Inc. (a)	841,052
		1,681,387
	Information - 18.4%
13,214	Akamai Technologies, Inc. (a)	885,206
16,266	AMC Networks, Inc. (a)	839,163
9,473	Citrix Systems, Inc. (a)	878,716
26,715	CSRA, Inc.	889,075
34,772	Discovery Communications, Inc. (a)	871,734
48,842	First Data Corporation (a)	864,503
16,402	Manhattan Associates, Inc. (a)	866,354
9,705	Scripps Networks Interactive, Inc.	853,943
158,604	Sirius XM Holdings, Inc.	969,070
		7,917,764
	Manufacturing - 29.2% ♦
19,298	Allison Transmission Holdings, Inc.	853,744
7,243	Carter’s, Inc.	871,333
21,027	Cisco Systems, Inc.	873,462
37,431	Gentex Corporation	886,366
10,619	Gilead Sciences, Inc.	889,872
19,483	Hologic, Inc. (a)	831,924
5,687	Jazz Pharmaceuticals plc (a)	828,823
29,822	Juniper Networks, Inc.	779,845
7,353	LyondellBasell Industries N.V.	881,184
36,880	Mallinckrodt plc (a)	666,053
13,350	Michael Kors Holdings, Ltd. (a)	881,100
8,888	Motorola Solutions, Inc.	884,000
23,290	Pfizer, Inc.	862,662
4,717	Snap-on, Inc.	808,069
6,305	United Therapeutics Corporation (a)	813,345
		12,611,782

		Professional, Scientific, and Technical Services - 13.9%
5,396		Accenture plc Ireland - Class A		867,137
4,593		Amgen, Inc.		854,528
2,514		Biogen, Inc. (a)		874,394
6,066		F5 Networks, Inc. (a)		876,779
7,588		ICON plc (a)		831,038
11,971		MAXIMUS, Inc.		816,183
22,976		Nielsen Holdings plc		859,532
				5,979,591
		Retail Trade - 18.1%
37,066		Bed Bath & Beyond, Inc.		855,483
10,730		CVS Health Corporation		844,344
10,596		Express Scripts Holding Company (a)		838,991
17,399		L Brands, Inc.		871,516
4,994		Mckesson Corporation		843,387
10,535		Ross Stores, Inc.		867,979
11,136		TJX Companies, Inc.		894,443
15,827		Williams-Sonoma, Inc.		810,817
3,674		W.W. Grainger, Inc.		990,731
				7,817,691
		Wholesale Trade - 2.0%
7,915		KLA-Tencor Corporation		869,067
		TOTAL COMMON STOCKS (Cost $40,680,807)		42,768,426

Contracts		Security Description	Notional Amount	Value
		PURCHASED OPTIONS - 0.5%
		SPDR S&P 500 ETF Put Option
14,175		Expiration: April 20, 2018; Strike Price: $195.00	399,423,575	177,187
1,190		Expiration: April 20, 2018; Strike Price: $200.00	33,531,856	17,255
		TOTAL PURCHASED OPTIONS (Cost $218,747)		194,442
		TOTAL INVESTMENTS - 99.7% (Cost $40,899,554)		42,962,868
		Other Assets in Excess of Liabilities - 0.3%		148,551
		NET ASSETS - 100.0%		$43,111,419

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

		The cost basis of investments for federal income tax purposes as of January 31, 2018 is as follows+:

		Cost of investments		$40,899,554
		Gross unrealized appreciation		2,476,246
		Gross unrealized depreciation		(412,932)
		Net unrealized appreciation		$2,063,314

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at January 31, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

	Aptus Behavioral Momentum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,144,464	$-	$-	$46,144,464
Total Investments in Securities	$46,144,464	$-	$-	$46,144,464
^See Schedule of Investments for breakout of investments by sector classification.
	Aptus Fortified Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,768,426	$-	$-	$42,768,426
Put Options	-	194,442	-	$194,442
Total Investments in Securities	$42,768,426	$194,442	$-	$42,962,868
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         3/23/18

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         3/23/18

* Print the name and title of each signing officer under his or her signature.